ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES
Schedule of accrued expenses

	2022	2023
Operation, maintenance, and telecommunication service	8,183	5,813
Salaries and benefits	4,014	3,909
General, administrative, and marketing expenses	3,067	3,114
Interest and bank charges	181	243
Total	15,445	13,079